Inventories - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-offs	$ 0.0	$ 0.3	$ 0.0